Fair Value of Financial Instruments - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Fair Value Disclosures [Abstract]
Accrued interest payable on deposits	$ 65,000	$ 69,000	$ 47,000